Loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per share

Basic loss per share for the six months ended June 30, 2022 and 2023 are calculated by dividing the loss attributable to the Company’s equity holders by the weighted average number of ordinary shares in issue during the six months.

	For the six months ended June 30,
	2022	2023
Net loss attributable to equity holders of the Company (RMB’000)	5,401,455	444,320
Weighted average number of ordinary shares in issue	1,741,385,264	2,203,175,595
Basic loss per share (RMB per share)	3.10	0.20